Other financial assets, Non-current (Tables)	12 Months Ended
Mar. 31, 2020
Other financial assets, Non-current
Schedule of other financial assets, Non-current

	March 31,
	2019	2020
Security deposits	30,356	30,233
Interest accrued on term deposits	275	—
Total	30,631	30,233